COMMON STOCK OPTIONS (Details)							1 Months Ended					9 Months Ended		12 Months Ended
	Oct. 21, 2016	Dec. 04, 2014 $ / shares shares	Oct. 07, 2014 USD ($) $ / shares shares	Aug. 15, 2014	May 06, 2014 $ / shares shares	Feb. 26, 2014 USD ($) $ / shares shares	May 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Aug. 31, 2015 $ / shares shares	Aug. 31, 2013 $ / shares shares	May 31, 2012 $ / shares shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												6,900,000		150,000
Share-based Compensation (in Dollars) | $							$ 17,500	$ 48,000				$ 807,610	$ 48,000	$ 48,000	$ 791,390
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant												350,000
Fair Value Assumptions, Expected Dividend Rate	0.00%											0.00%		0.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars) | $															$ 104,647
2014 Equity Compensation Plan [Mmember]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant														0
2016 Equity Incentive Award Plan [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant														10,000,000
Non-Employee Stock Option [Member] | Options Granted for Distribution Channel Related Services [Member] | May 2012 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											1,000,000
Share-based Compensation by Share-based Payment Award, Options, Exercise Price of Options (in Dollars per share) | $ / shares											$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											5 years
Share-based Compensation (in Dollars) | $															$ 69,300
Non-Employee Stock Option [Member] | Consultant [Member] | August 2013 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										250,000
Share-based Compensation by Share-based Payment Award, Options, Exercise Price of Options (in Dollars per share) | $ / shares										$ 0.10
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										5 years
Non-Employee Stock Option [Member] | Consultant [Member] | August 2013 [Member] | Share-based Compensation Award, Tranche One [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares										50,000
Non-Employee Stock Option [Member] | Consultant [Member] | August 2013 [Member] | Share-based Compensation Award, Tranche Two [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares										200,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights										vesting upon the achievement of certain milestones
Non-Employee Stock Option [Member] | Consultant [Member] | February 2014 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						250,000
Share-based Compensation by Share-based Payment Award, Options, Exercise Price of Options (in Dollars per share) | $ / shares						$ 0.1095
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						5 years
Share-based Compensation (in Dollars) | $															800
Number of consultants and service providers issued options						6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Fair Value Grants in Period (in Dollars) | $						$ 24,023
Non-Employee Stock Option [Member] | Consultant [Member] | February 2014 [Member] | Share-based Compensation Award, Tranche One [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						200,000
Non-Employee Stock Option [Member] | Consultant [Member] | February 2014 [Member] | Share-based Compensation Award, Tranche Two [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						50,000
Non-Employee Stock Option [Member] | Consultant [Member] | May 6, 2014 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					100,000
Share-based Compensation by Share-based Payment Award, Options, Exercise Price of Options (in Dollars per share) | $ / shares					$ 0.19
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					5 years
Share-based Compensation (in Dollars) | $															8,342
Non-Employee Stock Option [Member] | Consultant [Member] | May 6, 2014 [Member] | Share-based Compensation Award, Tranche One [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					50,000
Non-Employee Stock Option [Member] | Consultant [Member] | May 6, 2014 [Member] | Share-based Compensation Award, Tranche Two [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					50,000
Non-Employee Stock Option [Member] | Consultant [Member] | August 15, 2014 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				The required milestones have been met and the shares are fully vested.
Non-Employee Stock Option [Member] | Consultant [Member] | December 4, 2014 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		140,000
Share-based Compensation by Share-based Payment Award, Options, Exercise Price of Options (in Dollars per share) | $ / shares		$ 0.11
Share-based Compensation (in Dollars) | $															13,461
Number of consultants and service providers issued options		4
Employee Stock Option [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation (in Dollars) | $														$ 0	791,390
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars) | $												$ 44,000
Employee Stock Option [Member] | Consultant [Member] | August 2013 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation (in Dollars) | $															17,659
Employee Stock Option [Member] | Director [Member] | February 2014 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						2,000,000
Share-based Compensation by Share-based Payment Award, Options, Exercise Price of Options (in Dollars per share) | $ / shares						$ 0.1095
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						5 years
Share-based Compensation (in Dollars) | $															16,017
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights						1,000,000 vested February 26, 2015 and the remaining 1,000,000 options will vest upon the successful achievement of certain milestones. Unvested options vest immediately in the event of a change in control of the Company
Employee Stock Option [Member] | Director [Member] | February 2014 [Member] | Share-based Compensation Award, Tranche One [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						1,000,000
Employee Stock Option [Member] | Director [Member] | October 7, 2014 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			1,000,000
Share-based Compensation by Share-based Payment Award, Options, Exercise Price of Options (in Dollars per share) | $ / shares			$ 0.16
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			5 years
Share-based Compensation (in Dollars) | $															105,133
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Fair Value Grants in Period (in Dollars) | $			$ 140,178
Employee Stock Option [Member] | Director [Member] | August 15, 2014 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars) | $														$ 1,597,426
Stock Options for Services [Member] | August 2015 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									7,150,000
Share-based Compensation by Share-based Payment Award, Options, Exercise Price of Options (in Dollars per share) | $ / shares									$ 0.088
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									5 years
Share-based Compensation (in Dollars) | $															541,687
Stock Options for Services [Member] | Director [Member] | August 2015 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									6,000,000
Number of directors issued options									5
Stock Options for Services [Member] | Four Consultants [Member] | August 2015 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									650,000
Number of consultants and service providers issued options									4
Stock Options for Services [Member] | Employee [Member] | August 2015 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									500,000
Stock Options for Services [Member] | Consultant [Member] | August 2015 [Member]
COMMON STOCK OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									250,000
Share-based Compensation by Share-based Payment Award, Options, Exercise Price of Options (in Dollars per share) | $ / shares									$ 0.085
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									5 years
Share-based Compensation (in Dollars) | $															$ 18,991